Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions
Other than disclosed elsewhere, the Company had the following significant related party transactions for the years ended December 31, 2015, 2016 and 2017:

	For the years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Services provided to:
- Xiaomi Communication	27,144	113,458	214,555	32,976
- WiFire BJ	—	—	9,726	1,495
- BJ Kingsoft	7,969	19,471	8,046	1,237
- BJ Xiaomi	275	11,689	5,555	854
- BJ Cheetah	6,712	9,478	5,128	788
- Others	4,255	2,413	3,314	509

Services provided by:
- BJ Kingsoft	—	1,045	7,775	1,195
- DCSS	—	10,883	6,424	987
- CYSD	—	—	2,979	458
- WiFire BJ	—	—	1,616	248
- Others	20,023	9,178	2,632	405

Sales of equipment and property to:
- BJ Fastweb	—	—	1,021	157

Purchases of equipment and property from:
- WNT Technology	—	—	2,629	404
- DIC	—	3,079	1,234	190
- CD Xingpu	37,101	—	—	—

Loan to:
- BJ Fastweb	—	—	20,000	3,074

Loan from:
- CD Guotao	—	3,483	—	—

Interest income from loan to:
- BJ Fastweb	—	—	210	32

Management service provided by:
- DCS	16,602	—	—	—

Related Party Balances
The Company had the following related party balances as of December 31, 2016 and 2017:

	December 31,
	2016	2017
	RMB	RMB	US$
Amounts due from related parties:
Current:
- Xiaomi Communication	22,473	39,016	5,996
- Seller of iJoy	27,748	26,137	4,017
- WiFire BJ	—	15,321	2,355
- SH Fawei	—	10,332	1,588
- SH Shibei	9,800	9,800	1,506
- BJ Kingsoft	3,864	5,663	870
- WH Fastweb	—	4,600	707
- Seller of Aipu Group	98,500	—	—
- CD Xingpu	12,466	—	—
- Others	7,764	3,387	522

	182,615	114,256	17,561

Non-current:
- BJ Fastweb	—	20,210	3,106

Amounts due to related parties:
Current:
- Seller of iJoy	38,131	39,068	6,005
- Bozhi Ruihai	—	9,358	1,438
- CYSD	—	3,618	556
- BJ Kingsoft	1,105	2,070	318
- Seller of Managed Network Entities*	47,755	—	—
- Seller of Aipu Group	30,000	—	—
- CD Guotao	3,483	—	—
- Others	1,454	1,561	240

	121,928	55,675	8,557

*	After the disposal of WiFire Entities, Seller of Managed Network Entities was not determined as a related party of the Company, the amount due to Seller of Managed Network Entities was reclassified into accrued expenses and other payables as of December 31, 2017.

Parent Company
Related Party Transactions

The Company had the following related party balances as of December 31, 2016 and 2017:

	December 31,
	2016	2017
	RMB	RMB	US$
Amount due from subsidiaries
- 21Vianet HK	3,037,249	4,143,269	636,809
- HongKong Fastweb Holdings Co., Ltd.	60,574	61,637	9,473
- 21V Mobile	72,361	50,453	7,754
- Ventures	27,124	25,549	3,927
- WiFire Open Network Group Ltd.	—	4,170	641
- WiFire Group Inc.	4,301	653	100
- Xi’an Holding	7,011	—	—
- Others	—	12	3

	3,208,620	4,285,743	658,707

Amount due from related parties
Current:
- Seller of iJoy	27,748	26,137	4,017
- Seller of Aipu Group	70,000	—	—

	97,748	26,137	4,017

Amount due to subsidiaries
- 21Vianet Beijing	9,713	17,595	2,704
- Others	19	18	3

	9,732	17,613	2,707

	December 31,
	2016	2017
	RMB	RMB	US$
Amount due to related parties
Current:
- Seller of iJoy	38,131	39,068	6,005
- Seller of Aipu Group	30,000	—	—

	68,131	39,068	6,005